CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents (Note 4)	$ 55,107,941	$ 4,255,508
Receivables	194,751	223,722
Prepaid expenses	634,444	779,605
Total current assets	55,937,136	5,258,835
Equipment (Note 6)	500,907	539,567
Mineral property interests (Note 7)	51,515,439	57,616,924
Reclamation deposits	606,155	606,155
Other assets	112,667	152,049
Total assets	108,672,304	64,173,530
Current
Accounts payable and accrued liabilities	817,861	559,579
Loans payable to Oyu Tolgoi LLC (Note 8)	5,712,597	5,563,657
Deferred revenue (Note 9)	39,417,092
Deferred income tax liabilities	9,425,245	9,722,384
Total liabilities	55,372,795	15,845,620
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 146,734,385 (December 31, 2012 - 128,877,243) issued and outstanding	177,065,075	167,428,814
Additional paid-in capital	19,683,244	18,672,864
Accumulated other comprehensive income (Note 13)	2,669,821	3,253,019
Accumulated deficit during the exploration stage	(146,118,631)	(141,026,787)
Total stockholders' equity	53,299,509	48,327,910
Total liabilities and stockholders' equity	$ 108,672,304	$ 64,173,530